Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ASSETS
Cash and cash equivalents	$ 337,200	2,100,789	1,835,476
Restricted cash	165	1,030	20,363
Short-term investments	266,971	1,663,259	2,209,007
Marketable securities	1,159	7,221	3,837
Accounts receivable, net of allowance for doubtful accounts	16,989	105,846	72,757
Accounts receivable due from related parties	52,290	325,773	405,953
Deferred licensing fees and related costs	982	6,121	19,776
Prepayments and other current assets	30,796	191,860	181,985
Other receivables due from related parties	333,928	2,080,403	931,395
Deferred tax assets	11,180	69,651	74,765
Total current assets	1,051,660	6,551,953	5,755,314
Investment in affiliated companies	30,004	186,926	37,882
Property and equipment, net	30,348	189,068	230,475
Intangible assets	92,832	578,351	994,748
Goodwill	52,843	329,217	492,116
Long-term rental deposits	8,928	55,625	95,135
Other long term assets	32,488	202,404	326,579
Non-current deferred tax assets	3,374	21,020	26,338
Total assets	1,302,477	8,114,564	7,958,587
LIABILITIES
Short-term borrowings	237,940	1,482,387	858,849
Accounts payable	7,257	45,209	38,355
Accounts payable due to related parties	11,515	71,737	77,349
Licensing fees and royalty fees payable	25,786	160,647	188,224
Taxes payable	29,135	181,512	190,574
Deferred revenue	20,877	130,067	173,436
Other payables and accruals	81,621	508,533	415,977
Other payables due to related parties	157,929	983,913	125,910
Deferred tax liabilities	8,590	53,516	72,910
Dividend payable	1,844	11,489	1,823,314
Total current liabilities	582,494	3,629,010	3,964,898
Long-term liabilities	4,180	26,042	68,863
Non-current deferred tax liabilities	16,440	102,420	260,186
Non-current deferred revenue	6,062	37,765	47,641
Total liabilities	609,176	3,795,237	4,341,588
Commitments and contingencies
Redeemable non-controlling interests	2,243	13,971	13,971
EQUITY
Class A ordinary shares(US$0.01 par value, 16,000,000,000 shares authorized, 151,222,556 and 131,860,314 issued and outstanding as of December 31, 2011 and 2012)	1,572	9,796	11,022
Class B ordinary shares(US$0.01 par value, 4,000,000,000 shares authorized, 409,087,000 and 409,087,000 issued and outstanding as of December 31, 2011 and 2012)	4,799	29,896	29,896
Additional paid-in capital	253,283	1,577,978	1,561,343
Statutory reserves	24,656	153,610	147,083
Accumulated other comprehensive loss	(6,152)	(38,322)	(68,480)
Retained earnings	404,342	2,519,088	1,665,006
Total Shanda Games Limited shareholders' equity	682,500	4,252,046	3,345,870
Non-controlling interests	8,558	53,310	257,158
Total equity	691,058	4,305,356	3,603,028
Total liabilities and equity	$ 1,302,477	8,114,564	7,958,587